STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Changes in Outstanding Stock Options
Stock options outstanding at December 31, 2015 and changes during the year ended December 31, 2015 are as follows:

	December 31, 2015
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Outstanding at January 1, 2015(a)	16,912	$9.59
Granted	21,091	13.90
Exercised	(903)	7.70
Forfeited	(2,268)	12.35
Expired	—	—
Outstanding at December 31, 2015	34,832	$12.08	8.1	$65,456
Options exercisable	10,061	$8.85	5.4	$47,266
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(a)
Options outstanding and weighted average exercise price at January 1, 2015 have been adjusted to reflect the recapitalization of the Company’s equity that occurred prior to the completion of the IPO and distributions made by the Company to IAC.

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2015	Weighted- Average Remaining Contractual Life in Years	Weighted-Average Exercise Price	Exercisable at December 31, 2015	Weighted- Average Remaining Contractual Life in Years	Weighted-Average Exercise Price
	(Shares in thousands)
$0.01 to $5.00	925	4.1	$4.11	925	4.1	$4.11
$5.01 to $10.00	4,966	3.5	7.68	4,602	3.4	7.63
$10.01 to $15.00	23,897	8.8	12.59	4,534	7.6	11.06
$15.01 to $20.00	5,044	9.7	15.44	—	—	—
	34,832	8.1	$12.08	10,061	5.4	$8.85

Schedule of Weighted-Average Assumptions
The following are the weighted average assumptions used in the Black-Scholes option pricing model:

	Years Ended December 31,
	2015	2014	2013
Expected volatility	28%	29%	41%
Risk-free interest rate	1.3%	1.3%	0.8%
Expected term	4.1 years	4.2 years	4.2 years
Dividend yield	—%	—%	—%

Schedule of Unvested Restricted Stock, Restricted Stock Units, and Performance Stock Units
Unvested RSUs outstanding at December 31, 2015 and changes during the year ended December 31, 2015 are as follows:

	RSUs
	Number of shares	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Unvested at January 1, 2015	—	$—
Granted	489	13.92
Unvested at December 31, 2015	489	$13.92